SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 817	$ 659	$ 690
Marketing	797	600	243
Overseas travel	79	93	70
Sales and marketing expenses	$ 1,693	$ 1,352	$ 1,003